INTANGIBLE ASSETS (Schedule of Future Amortization Expense for Intangible Assets) (Details) (USD $)	6 Months Ended
Jun. 30, 2012
Finite-Lived Intangible Assets [Line Items]
2012	$ 37,500
2013	75,000
2014	75,000
2015	75,000
Beyond	281,250
Total	543,750
Distribution Rights Brazil (Exclusive) [Member]
Finite-Lived Intangible Assets [Line Items]
2012	37,500
2013	75,000
2014	75,000
2015	75,000
Beyond	281,250
Total	$ 543,750